Inventories, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventories, Net [Abstract]
Schedule of Inventories, Net

Inventories, net consist of the following:

	As of December 31, 2023	As of June 30, 2024
		(Unaudited)
	RMB	RMB
Raw materials	56,952,428	56,728,381
Work in process	130,609,171	115,484,149
Finished goods	90,377,688	104,368,200
Less: write-down of inventories	(265,064,301)	(267,802,753)
Inventories, net	12,874,986	8,777,977
Inventories, net consist of the following:
	As of December 31,
	2022	2023
	RMB	RMB
Raw materials	69,914,306	56,952,428
Work in process	158,693,203	130,609,171
Finished goods	81,807,783	90,377,688
Less: write-down of inventories	(208,213,546)	(265,064,301)
Inventories, net	102,201,746	12,874,986